Business combinations - Acquisitions in 2021, Additional Information (Details)					6 Months Ended
	Aug. 20, 2021	Aug. 17, 2021	Jul. 01, 2021 R$ / shares shares	Apr. 01, 2021	Dec. 31, 2021	Jun. 30, 2021	Jun. 04, 2019	Feb. 06, 2019
Linx
Disclosure of detailed information about business combination [line items]
Number of fully diluted shares | shares			178,361,138
Redeemable Class A Preferred Share
Disclosure of detailed information about business combination [line items]
Share exchange ratio						1
Share redemption, cash payment per share (in R$ per share) | R$ / shares			R$ 33.5229
Redeemable Class B Preferred Share
Disclosure of detailed information about business combination [line items]
Share exchange ratio						1
Share redemption, number of BDR issued (in shares) | shares			0.0126730
Collact
Disclosure of detailed information about business combination [line items]
Percentage of ownership interest		100.00%
SimplesVet
Disclosure of detailed information about business combination [line items]
Percentage of equity interest acquired				50.00%
VHSYS
Disclosure of detailed information about business combination [line items]
Percentage of equity interest acquired							33.33%
VHSYS | VHSYS
Disclosure of detailed information about business combination [line items]
Percentage of ownership interest				50.00%
Linx
Disclosure of detailed information about business combination [line items]
Base exchange ratio			1
Total consideration per share (in R$ per share) | R$ / shares			37.78
Collact
Disclosure of detailed information about business combination [line items]
Percentage of equity interest acquired								25.00%
Trampolin
Disclosure of detailed information about business combination [line items]
Equity interests acquired, vesting period	36 months
Contingent consideration, payment period	5 years				36 months
Trampolin | Will be vested after 36 months
Disclosure of detailed information about business combination [line items]
Percentage of equity interest acquired	50.00%
Trampolin | After the achievement of some operational goals
Disclosure of detailed information about business combination [line items]
Percentage of equity interest acquired	50.00%